EMPLOYEE BENEFIT PLANS Defined Benefit Plan, Fair Value on Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	$ 144,540	$ 133,449	$ 163,382
Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	144,540
Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	127,516
Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	2,751
Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Cash | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	193
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		158
Cash | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Cash | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Cash | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	193
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		158
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	2,751
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,602
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	2,751
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,602
Fixed income mutual funds | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	53,022
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		47,234
Fixed income mutual funds | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Fixed income mutual funds | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Fixed income mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	53,022
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		47,234
Equity mutual funds | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	74,301
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		67,316
Equity mutual funds | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Equity mutual funds | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Equity mutual funds | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	74,301
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		67,316
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	0
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Fair value measurements	14,273
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		14,139
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		114,708
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 2 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		4,602
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount		0
Pension Plans Defined Benefit Total Assets in Fair Value Hierarchy Member | Fair Value, Inputs, Level 1, 2 and 3 [Member] | Pension Plan
Defined Benefit Plan, Plan Assets, Category [Line Items]
Defined Benefit Plan, Plan Assets, Investment within Plan Asset Category, Amount	$ 130,267	$ 119,310